GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible asset	$ 1,761	$ 1,761	$ 1,761
Intangible assets, gross	55,970	55,970	46,718
Less: Accumulated amortization	(22,600)	(18,619)	(6,735)
Intangible assets, net	33,370	37,351	39,983
Capitalized equity based compensation	3,100	3,100	2,100
Software technology
Finite-Lived Intangible Assets [Line Items]
Software technology	40,508	40,508	38,895
Other purchased defined-life intangible assets
Finite-Lived Intangible Assets [Line Items]
Software technology	$ 13,701	$ 13,701	$ 6,062